                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     3/31/00
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                      5/10/00
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----------------------
Form 13F Information Table Entry Total:       136 records
                                              -----------------------
Form 13F Information Table Value Total:      $202,339
                                              -----------------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

                                    FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                                 March 31, 2000

                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE      SHARES/   SH/ PUT/ INVSTMT   OTHER    --------------------------
        NAME OF ISSUER             CLASS       CUSIP    (X$1000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED       NONE
        --------------             -----       -----    --------    -------   ----------------  --------  ----   ------       ----
BT Investment International Eq      MFS      055922868     2627      81873.8   SH      Other                                 81873.8
Domini Social Equity Fund           MFS      257132100      617      14332.3   SH      Other                                 14332.3
Fidelity Dividend Growth Fund       MFS      316389402     3763       127531   SH      Other                                  127531
Strong Schafer Value Fund           MFS      862918109     1236      25043.2   SH      Other                                 25043.2
T. Rowe Price Mid-cap Growth F      MFS      779556109     1536      34806.4   SH      Other                                 34806.4
Vanguard European Stock Index       MFS      922042205     1314      45579.5   SH      Other                                 45579.5
Vanguard S&P 500 Index Fund         MFS      922908108     7461      54034.3   SH      Other                                 54034.3
Vanguard U.S. Growth                MFS      921910105     4752     103806.7   SH      Other                                103806.7
Vanguard Fixed Income Long-Ter               922031109      134        16398   SH      Sole                                    16398
AFLAC Inc.                          COM      001055102     1971        43250   SH      Sole                         6600       41200
                                                              9          200   SH      Other                                     200
AT & T Corp                         COM      001957109     1738        30858   SH      Sole                         4217       29445
AXA Financial Inc                   COM      002451102     1749        48745   SH      Sole                         8400       46370
                                                             11          300   SH      Other                                     300
Abbott Labs                         COM      002824100     1432        40699   SH      Sole                         6700       38649
                                                              7          200   SH      Other                                     200
America Online Inc                  COM      02364J104     2222        32945   SH      Sole                         4725       31670
American Home Prods Corp            COM      026609107     1842        34275   SH      Sole                         5025       32825
                                                             11          200   SH      Other                                     200
American International Group I      COM      026874107     2464        22502   SH      Sole                         4022       21241
                                                             10           93   SH      Other                                      93
BP Amoco Plc                        COM      055622104     1060        19902   SH      Sole                                    19902
BankAmerica Corp                    COM      06605F102      300         5725   SH      Sole                          200        5725
Bristol-Myers Squibb                COM      110122108      527         9091   SH      Sole                                     9091
Caterpillar Inc                     COM      149123101     1609        40795   SH      Sole                         8175       38270
                                                              4          100   SH      Other                                     100
CenturyTel Inc.                     COM      156686107     2480        66814   SH      Sole                        11062       63364
                                                              8          225   SH      Other                                     225
Cisco Systems Inc                   COM      17275R102    12448       161003   SH      Sole                        16630      156203
Citigroup Inc.                      COM      172967101     3983        66521   SH      Sole                        10428       62848
                                                             11          187   SH      Other                                     187
Coca-Cola                           COM      191216100     1484        31621   SH      Sole                         5736       29896
Compaq Computer                     COM      204493100      304        11250   SH      Sole                          200       11250
Conoco Inc. Cl A                    COM      208251306      842        34210   SH      Sole                         8885       31385
                                                              7          300   SH      Other                                     300
Conoco Inc. Cl B                    COM      208251405      399        15556   SH      Sole                         1941       15041
Dell Computer Corp                  COM      247025109     1582        29325   SH      Sole                         5300       27750
                                                             11          200   SH      Other                                     200
Disney Company                      COM      254687106     1618        39220   SH      Sole                         5845       37420
                                                              4          100   SH      Other                                     100
DuPont (E I) de Nemours             COM      263534109     1321        24958   SH      Sole                         4657       23416
                                                              5          100   SH      Other                                     100
EMC Corp.                           COM      268648102     1060         8415   SH      Sole                         1850        7840
Elan Corporation (ADR)              COM      284131208     1104        23250   SH      Sole                          300       23250
                                                              9          200   SH      Other                                     200
Enron Corp                          COM      293561106     3889        51935   SH      Sole                         7675       49610
                                                             30          400   SH      Other                                     400
ExxonMobil                          COM      30231G102     4345        55745   SH      Sole                         5894       53930
                                                             10          132   SH      Other                                     132
FedEx Corporation                   COM      31304N107     1020        26275   SH      Sole                         4250       25000
                                                             12          300   SH      Other                                     300
Federal Home Loan Mtg Corp          COM      313400301     1116        25250   SH      Sole                         5225       23700
                                                             13          300   SH      Other                                     300

                                    FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                                 March 31, 2000

                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE      SHARES/   SH/ PUT/ INVSTMT   OTHER    --------------------------
        NAME OF ISSUER             CLASS       CUSIP    (X$1000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED       NONE
        --------------             -----       -----    --------    -------   ----------------  --------  ----   ------       ----
GTE Corp                            COM      362320103      341         4800   SH      Sole                                     4800
General Electric Co                 COM      369604103     8615        55355   SH      Sole                         6135       53430
                                                             23          150   SH      Other                                     150
Halliburton Co                      COM      406216101     1644        39972   SH      Sole                         7225       37597
                                                              8          200   SH      Other                                     200
Hewlett-Packard                     COM      428236103     2912        21915   SH      Sole                         3400       20865
                                                             20          150   SH      Other                                     150
Home Depot Inc                      COM      437076102     4935        76505   SH      Sole                        12336       72367
                                                             24          375   SH      Other                                     375
Household Intl Corp                 COM      441815107     2239        60002   SH      Sole                        11800       56377
Intel Corp                          COM      458140100    10182        77173   SH      Sole                         6665       75048
                                                             40          300   SH      Other                                     300
International Business Machine      COM      459200101     5598        47438   SH      Sole                         5855       45663
                                                             35          300   SH      Other                                     300
J P Morgan & Co                     COM      616880100      212         1612   SH      Sole                                     1612
Johnson & Johnson                   COM      478160104     1188        16909   SH      Sole                         4311       15634
                                                              7          100   SH      Other                                     100
Kohl's Corp                         COM      500255104     3051        29765   SH      Sole                         3415       28765
                                                             10          100   SH      Other                                     100
Koninklijke Philips Electronic      COM      718337504     3568        20827   SH      Sole                         3559       19945
                                                             16           92   SH      Other                                      92
Lucent Technologies                 COM      549463107     3286        53651   SH      Sole                         7448       51251
                                                             12          200   SH      Other                                     200
MBNA Corp                           COM      55262L100      365        14321   SH      Sole                                    14321
                                                              4          150   SH      Other                                     150
MCI WorldCom Inc                    COM      55268B106     2681        59165   SH      Sole                         8674       56490
                                                              7          150   SH      Other                                     150
McDonald's Corp                     COM      580135101      426        11400   SH      Sole                          150       11400
Medtronic Inc.                      COM      585055106     1245        24205   SH      Sole                         4225       22980
                                                             10          200   SH      Other                                     200
Mellon Financial Corp               COM      585509102     1223        41100   SH      Sole                         7000       38700
Merck & Co                          COM      589331107     2407        38748   SH      Sole                         5483       37048
Microsoft Corporation               COM      594918104     6402        60254   SH      Sole                         8535       57504
Motorola Inc                        COM      620076109     1605        10990   SH      Sole                         1665       10515
Nestle (ADR)                        COM      641069406     1220        13615   SH      Sole                         2280       13115
                                                              4           50   SH      Other                                      50
Nokia Corp (ADR)                    COM      654902204     7818        35214   SH      Sole                         3675       34314
                                                             44          200   SH      Other                                     200
Northern Trust Corp                 COM      665859104     2071        30660   SH      Sole                         6050       28760
PepsiCo Inc                         COM      713448108     2343        67175   SH      Sole                        10000       64025
                                                             10          300   SH      Other                                     300
Pfizer Inc                          COM      717081103     1675        45805   SH      Sole                         9785       42855
                                                             11          300   SH      Other                                     300
Procter & Gamble                    COM      742718109     1554        27496   SH      Sole                         3600       26446
                                                              7          125   SH      Other                                     125
Qwest Communications Intl Inc       COM      749121109     1458        30369   SH      Sole                         5525       28869
                                                             14          300   SH      Other                                     300
Royal Dutch Petrol (ADR)            COM      780257804     1473        25472   SH      Sole                         2575       24947
SBC Communications Inc              COM      78387G103     2277        54064   SH      Sole                         6775       51864
                                                              8          200   SH      Other                                     200
Schlumberger Ltd                    COM      806857108      394         5150   SH      Sole                          300        5150

                                    FORM 13F
                       LAKE FOREST CAPITAL MANAGEMENT CO.
                                 March 31, 2000

                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE      SHARES/   SH/ PUT/ INVSTMT   OTHER    --------------------------
        NAME OF ISSUER             CLASS       CUSIP    (X$1000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED       NONE
        --------------             -----       -----    --------    -------   ----------------  --------  ----   ------       ----
Staples                             COM      855030102     1327        66355   SH      Sole                        12080       62680
                                                              8          400   SH      Other                                     400
Starbucks Corp                      COM      855244109     3161        70543   SH      Sole                         8873       67818
                                                              9          200   SH      Other                                     200
Sun Microsystems Inc                COM      866810104     3430        36600   SH      Sole                         6450       34650
TRW Inc                             COM      872649108      249         4250   SH      Sole                                     4250
Telefonica de Espana SA (ADR)       COM      879382208     3173        42664   SH      Sole                         4142       41685
                                                             12          159   SH      Other                                     159
Tellabs Inc                         COM      879664100     1886        29950   SH      Sole                                    29950
Texaco Inc                          COM      881694103      759        14129   SH      Sole                          400       14129
Time Warner Inc                     COM      887315109      180         1800   SH      Sole                                     1800
                                                             30          300   SH      Other                                     300
Veritas Software Co                 COM      923436109      727         5550   SH      Sole                                     5550
Wal-Mart Stores                     COM      931142103     1677        29675   SH      Sole                         3475       28650
                                                              6          100   SH      Other                                     100
Walgreen Co                         COM      931422109     1112        43188   SH      Sole                         9620       40238
Warner-Lambert                      COM      934488107      435         4450   SH      Sole                                     4450
Washington Post Co Class B          COM      939640108      216          400   SH      Sole                                      400
Watson Pharmaceuticals              COM      942683103     1223        30816   SH      Sole                         6750       28741
                                                              4          100   SH      Other                                     100
Williams Co Inc                     COM      969457100     2073        47175   SH      Sole                         7100       45175
                                                              9          200   SH      Other                                     200
American Legacy Growth Fund II                             2691       375489   SH      Other                                  375489
Guardian Ins & Annuity Stock F                              218         1311   SH      Other                                    1311
Guardian Insurance & Annuity C                             1885        11358   SH      Other                                   11358
Guardian Insurance & Annuity C                             1520        24545   SH      Other                                   24545
Guardian Insurance & Annuity C                             1147        18518   SH      Other                                   18518
Lincoln Med Cap Equity Fund                                 537        25329   SH      Other                                   25329
NL - Dreyfus Stock Index                                    417        12796   SH      Other                                   12796
NL - Fidelity VIP Equity                                    261         6364   SH      Other                                    6364
NL - Fidelity VIP Growth                                    383         4370   SH      Other                                    4370
Phoenix Strategic Edge Growth                              5331       285772   SH      Other                                  285772
REPORT SUMMARY                      136   DATA RECORDS   202339                 0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILE